Note 9 - Stock-based Compensation (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Transformation of Options to Share Appreciation Rights, Computation, Number of Trading Days Over Which Weighted Average Trading Price is Determined	5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,520,000	1,670,000	2,815,000
Allocated Share-based Compensation Expense | $	$ 489	$ 197	$ 251
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	2,520,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years